Leases (Details 2) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Leases
2025	$ 27,935
2026	9,218
Total future minimum lease payments	37,153
Less: imputed interest	715
Total operating lease liabilities	$ 36,438	$ 1,236,548